Variable Interest Entities (Details) (USD $)	Mar. 31, 2011	Dec. 31, 2010
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Total assets held by securitization VIEs	$ 374,800,000,000	$ 391,100,000,000
Assets held in consolidated securitization VIEs	7,700,000,000	8,600,000,000
Assets held in nonconsolidated securitization VIEs with continuing involvement	304,600,000,000	326,500,000,000
JPMorgan Chase interests in securitized assets	3,000,000,000	3,600,000,000
Option Arms [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Total assets held by securitization VIEs	35,000,000,000	36,100,000,000
Assets held in consolidated securitization VIEs	300,000,000	300,000,000
Assets held in nonconsolidated securitization VIEs with continuing involvement	34,700,000,000	35,800,000,000
JPMorgan Chase interests in securitized assets	0	0
Option Arms [Member] | Other assets [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	0	0
Option Arms [Member] | Trading assets [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	0	0
Option Arms [Member] | Available-for-sale Securities [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	0	0
Subprime [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Total assets held by securitization VIEs	42,900,000,000	44,000,000,000
Assets held in consolidated securitization VIEs	1,600,000,000	1,600,000,000
Assets held in nonconsolidated securitization VIEs with continuing involvement	39,600,000,000	40,700,000,000
JPMorgan Chase interests in securitized assets	0	0
Subprime [Member] | Other assets [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	0	0
Subprime [Member] | Trading assets [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	0	0
Subprime [Member] | Available-for-sale Securities [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	0	0
Prime [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Total assets held by securitization VIEs	145,800,000,000	153,100,000,000
Assets held in consolidated securitization VIEs	1,400,000,000	2,200,000,000
Assets held in nonconsolidated securitization VIEs with continuing involvement	138,100,000,000	143,800,000,000
JPMorgan Chase interests in securitized assets	700,000,000	700,000,000
Prime [Member] | Other assets [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	0	0
Prime [Member] | Trading assets [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	700,000,000	700,000,000
Prime [Member] | Available-for-sale Securities [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	0	0
Commercial and other [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Total assets held by securitization VIEs	146,700,000,000	153,400,000,000
Assets held in consolidated securitization VIEs	0	0
Assets held in nonconsolidated securitization VIEs with continuing involvement	92,200,000,000	106,200,000,000
JPMorgan Chase interests in securitized assets	2,300,000,000	2,900,000,000
Commercial and other [Member] | Other assets [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	0	0
Commercial and other [Member] | Trading assets [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	1,600,000,000	2,000,000,000
Commercial and other [Member] | Available-for-sale Securities [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	700,000,000	900,000,000
Student [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Total assets held by securitization VIEs	4,400,000,000	4,500,000,000
Assets held in consolidated securitization VIEs	4,400,000,000	4,500,000,000
Assets held in nonconsolidated securitization VIEs with continuing involvement		0
JPMorgan Chase interests in securitized assets	0	0
Student [Member] | Other assets [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	0	0
Student [Member] | Trading assets [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	0	0
Student [Member] | Available-for-sale Securities [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	0	0
Other assets [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	0	0
Trading assets [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	2,300,000,000	2,700,000,000
Available-for-sale Securities [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	$ 700,000,000	$ 900,000,000